Income Taxes - Schedule of Income Tax Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes - consolidated	$ 699	$ 812
Statutory income tax rate (percent)	24.00%	26.50%
Expected taxes at statutory rates	$ 168	$ 215
Permanent differences	2	11
Statutory and other rate differences	9	(52)
Rate adjustment for change in tax rates	0	(11)
Deferred income tax recovery on regulated assets	(15)	(25)
Tax differences on divestitures and transactions	(33)	(159)
Change in valuation allowance	(2)	(11)
Other	(2)	4
Income tax expense, total	127	(28)
Current	1	63
Deferred	$ 126	$ (91)
Effective income tax rate (percent)	18.20%	(3.40%)